PROSPECTUS
March  1,  2004

SECTOR  Series
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Health  Sciences  Fund
Gartmore  Global  Technology  and  Communications  Fund
Gartmore  Global  Utilities  Fund

WWW.GARTMOREFUNDS.COM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------

TABLE  OF  CONTENTS

FUND SUMMARIES. . . . . . . . . . . . . . . . . . . . . .             2
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . . . . .          19
Principal Investments and Techniques
Other Investments and Strategies
Principal Risks
Other Risks
Temporary Investments

MANAGEMENT .. . . . . . . . . . . . . . . . . . . . . . . .          21
Investment Adviser - Gartmore Global Health Sciences and
Gartmore Global Technology and Communications Funds
Investment Adviser - Gartmore Global Financial Services and
Gartmore Global Utilities Funds
Subadviser for the Gartmore Global Financial Services and
Gartmore Global Utilities Funds

BUYING, SELLING AND EXCHANGING FUND SHARES. . . . . . . . .          23
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . .          32
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . .          34

ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . .  BACK COVER

1
--------------------------------------------------------------------------------

FUND  SUMMARIES

This prospectus provides information about four funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 19. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

Because each Fund concentrates its investments in particular sectors of the economy, it may present substantially higher risks and greater volatility than other mutual funds. Each Fund may not be appropriate for conservative investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

Each Fund has five different share classes-Class A, Class B, Class C, Class R and Institutional Service Class. The fees, sales charges and expenses for each share class of a Fund are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 23.

2
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  growth.

THE  FINANCIAL  SERVICES  SECTOR  INCLUDES,  BUT  IS  NOT  LIMITED  TO:

-  banks  and  savings  and  loan  institutions  and  their  holding  companies,
-  consumer  and  industrial  finance  companies,
-  investment  banks,
-  insurance  brokers,  securities  brokers  and  investment  advisers,
-  real  estate-related  companies,
-  leasing  companies,  and
- insurance companies, such as property and casualty and life insurance holding companies.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as the subad-viser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuer's assets, revenues or net income is related to, or derived from, the financial services sector.

The Fund invests 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund primarily invests in equity securities which may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts.

The Fund may invest in financial services companies of any size. The Fund will invest in securities of large companies that are well established in the financial services area because they can be expected to grow with the market. The Fund may also invest in securities of small to mid size companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If GGP thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in companies located in those countries.

In making decisions whether to buy or sell a security, GGP is not limited by the turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP avoids those companies where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings growth by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.
The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

3
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return.

CONCENTRATION RISK. The Fund invests 25% or more of its assets in companies in one or more of the industry groups listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could be subject to a greater risk of loss and have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or industries. In addition to these general risks, the Fund may be susceptible to economic, regulatory and political conditions affecting the financial services sector, such as government regulation, the availability and cost of capital funds, industry consolidation, changes in interest rates, defaults by borrowers and general economic conditions.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the

Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares in the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 19.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURN  -  CLASS  A  SHARES*  (YEAR  ENDED  DECEMBER  31)

2002    -10.24%
2003     40.84%

Best Quarter:.   22.35%  2nd qtr. of 2003
Worst Quarter:  -19.98%  3rd qtr. of 2002

--------------------------------------------------------------------------------
* This annual return does not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

4
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

AVERAGE ANNUAL RETURNS1                                        SINCE
AS OF DECEMBER 31, 2003                            1 YEAR   INCEPTION2
-----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .   32.80%        9.80%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .   29.18%        8.27%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . .. . . . . . . . . . . . . .   21.76%        7.57%
-----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .   34.70%       10.91%
-----------------------------------------------------------------------
Class C shares - Before Taxes3. . . . . . . . . .   37.33%       11.68%
-----------------------------------------------------------------------
Class R shares - Before Taxes4. . . . . . . . . .   39.70%       12.22%
-----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   41.20%       13.35%
-----------------------------------------------------------------------
MSCI World Financials Index5. . . . . . . . . . .   33.76%        3.74%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  18,  2001.
3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 These returns until the creation of Class R shares (12/31/03) include the performance of the Fund's Class B shares. The returns have been adjusted for the fact that Class R shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Class R shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares invest in the same portfolio of securities as Class B shares.
5 The MSCI World Financials Index is an unmanaged index representative of the stocks in the global financial services sector and is based on 23 developed market country indices. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the Class you select:


                                                              INSTITUTIONAL
SHAREHOLDER FEES1          CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM          A        B        C        R         CLASS
YOUR INVESTMENT)          SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage of
offering price). . . . .    5.75%2   None     None     None           None
---------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .    None3    5.00%4   1.00%5   None           None
---------------------------------------------------------------------------
Redemption/Exchange
Fee (as percentage
of amount redeemed
or exchanged)6 . . . . .    2.00%    2.00%    2.00%    2.00%          2.00%
---------------------------------------------------------------------------
                                                              INSTITUTIONAL
ANNUAL FUND OPERATING. .   CLASS    CLASS    CLASS    CLASS      SERVICE
EXPENSES (DEDUCTED . . .     A        B        C        R         CLASS
FROM FUND ASSETS). . . .  SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Management Fees. . . . .    1.00%    1.00%    1.00%    1.00%          1.00%
---------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .    0.25%    1.00%    1.00%    0.40%7         None
---------------------------------------------------------------------------
Other Expenses . . . . .    1.78%    1.78%    1.78%    1.98%          1.78%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .    3.03%    3.78%    3.78%    3.38%          2.78%
---------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .    1.38%    1.38%    1.38%    1.38%          1.38%
---------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)8 . . . .    1.65%    2.40%    2.40%    2.00%           1.40%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" beginning on page 25.

5
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

3 A CDSC of up to 1.00% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class C shares" on page 28, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 25.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  28.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  28.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not apply in certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 31.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative service fees) from exceeding 1.40% for Class A, Class B, Class C, Class R and for Institutional Service Class shares through at least February 28, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares before GGAMT would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   733  $  1,335  $  1,961  $   3,637
-------------------------------------------------------------
Class B shares. . . .  $   743  $  1,328  $  2,033  $   3,690
-------------------------------------------------------------
Class C shares. . . .  $   343  $  1,028  $  1,833  $   3,931
-------------------------------------------------------------
Class R shares. . . .  $   203  $    911  $  1,641  $   3,574
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   143  $    731  $  1,347  $   3,009

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   243  $  1,028  $  1,833  $   3,690
------------------------------------------------------
Class C shares  $   243  $  1,028  $  1,833  $   3,931

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

6
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  appreciation.

Products and services that have a "health sciences" orientation focus on maintaining or improving one's quality of life. So, for example, the Fund invests in companies that are engaged in research and development or the production or distribution of products or services related to medicine, pharmaceuticals or personal health care.

To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health science orientation. The Fund invests 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices. A security will generally be considered appropriate if (as determined by the portfolio manager) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the health care sector.

The Fund primarily invests in equity securities which may include common stocks, convertible securities, and depositary receipts. The Fund invests in companies of any size. The Fund invests in securities of large companies that are well established in the health sciences area because they can be expected to grow with the market. The Fund also invests in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries thoughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in companies located in those countries.
In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

-     Above-average  per  share  earnings  growth.
-     Positive  fundamental  change  taking  place.
-     High  return  on  invested  capital.
-     A  healthy  balance  sheet.
-     Sound  financial  and  accounting policies and overall financial strength.
-     Strong  competitive  advantages.
-     Effective  research  and  product  development  and  marketing.
-     Strong  management.
- General operating characteristics that will enable the company to compete successfully in its respective markets.

The portfolio manager considers whether to sell a particular security when any of the previous factors materially changes with respect to the security. A security will also be sold when the portfolio manager believes that an alternative investment provides more attractive risk/return characteristics.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the turnover rate of the Fund. The portfolio manager may participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

7
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-size and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return.

CONCENTRATION RISK. The Fund invests 25% or more of its assets in one or more of the health-related industry groups noted above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or group of industries.

The Fund especially is vulnerable to the risk that economic prospects of health-care companies may fluctuate dramatically due to changes in the regulatory and competitive environment. A significant portion of health-care services is funded or subsidized by the government, so that changes in government policies-at the state or federal level-may affect the demand for health-care products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products; lawsuits against health-care companies related to product liability issues; and the rapid speed at which many health-care products and services become obsolete.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares in the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 19.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001      1.10%
2002    -19.58%
2003     36.77%

Best Quarter:.   20.00%  2nd qtr. of 2003
Worst Quarter:  -17.40%  1st qtr. of 2001

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

8
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

AVERAGE ANNUAL RETURNS1                                        SINCE
AS OF DECEMBER 31, 2003                            1 YEAR   INCEPTION2
-----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .   28.84%        1.60%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .   25.49%        0.70%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . .    18.83%        0.86%
-----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .   30.98%        2.02%
-----------------------------------------------------------------------
Class C shares - Before Taxes3, 4 . . . . . . . .   33.65%        2.63%
-----------------------------------------------------------------------
Class R shares - Before Taxes3. . . . . . . . . .   35.98%        2.97%
-----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   37.03%        3.92%
-----------------------------------------------------------------------
Goldman Sachs Healthcare Index5 . . . . . . . . .   23.22%       -5.06%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  29,  2000.
3 These returns until the creation of Class C shares (9/23/02) and Class R shares (12/31/03) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because all of the Fund's classes of shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect he differing levels of other fees (primarily Rule 12b-1 and administrative services fees0 applicable to such classes.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 The Goldman Sachs Healthcare Index is an unmanaged index representative of the stocks in the healthcare sector. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select:

                                                              INSTITUTIONAL
SHAREHOLDER FEES1          CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM          A        B        C        R         CLASS
YOUR INVESTMENT)          SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . .   5.75%2     None     None    None           None
---------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .    None3    5.00%4   1.00%5   None           None
---------------------------------------------------------------------------
Redemption/Exchange
Fee (as a percentage
of amount redeemed
or exchanged)6 . . . . .    2.00%    2.00%    2.00%    2.00%          2.00%
---------------------------------------------------------------------------
                                                              INSTITUTIONAL
ANNUAL FUND OPERATING. .   CLASS    CLASS    CLASS    CLASS      SERVICE
EXPENSES (DEDUCTED . . .     A        B        C        R         CLASS
FROM FUND ASSETS). . . .  SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Management Fees. . . . .    1.00%    1.00%    1.00%    1.00%          1.00%
---------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees 7 .    0.25%    1.00%    1.00%    0.40%          None
---------------------------------------------------------------------------
Other Expenses . . . . .    1.17%    1.10%    1.10%    1.30%          1.27%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .    2.42%    3.10%    3.10%    2.70%          2.27%
---------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .    0.85%    0.85%    0.85%    0.85%          0.85%
---------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)8 . . . .    1.57%    2.25%    2.25%    1.85%           1.42%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" beginning on page 25.

9
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

3 A CDSC of up to 1.00% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class C shares" on page 28, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 25.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  28.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  28.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not apply in certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 31.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.25% for Class A, Class B, Class C, Class R and Institutional Service Class shares through at least February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.75% for Class A, 2.00% for the Class R and 1.50% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses.The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   726  $  1,210  $  1,719  $   3,112

Class B shares. . . .  $   728  $  1,177  $  1,751  $   3,119
-------------------------------------------------------------
Class C shares. . . .  $   328  $    877  $  1,551  $   3,352
-------------------------------------------------------------
Class R shares. . . .  $   188  $    758  $  1,354  $   2,969
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   145  $    628  $  1,138  $   2,539

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   228  $    877  $  1,551  $   3,119
------------------------------------------------------
Class C shares  $   228  $    877  $  1,551  $   3,352

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

10
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

TECHNOLOGY is the use of science to create new products and services. The sector comprises information technology and communications as well as medical, environmental and biotechnology.

The  Fund  seeks  long-term  capital  appreciation.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communications related industries. These com panies may include, for example, companies that develop, produce and distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. A security is generally considered appropriate if (as determined by the investment adviser) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, technology and communications industries.

The Fund invests more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include:
hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment. Because the Fund is also a non-diversified fund, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in companies located in those countries.

The Fund may invest in companies of any size. The Fund may invest in securities of large companies that are well established in the world technology market because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

-     Above-average  per  share  earnings  growth.
-     High  return  on  invested  capital.
-     A  healthy  balance  sheet.
-     Sound  financial  and  accounting policies and overall financial strength.
-     Strong  competitive  advantages.
-     Effective  research,  product  development  and  marketing.
-     Development  of  new  technologies.
-     Efficient  service.
-     Pricing  flexibility.
-     Strong  management.
- General operating characteristics that will enable the company to compete successfully in its respective markets.

The Fund's portfolio manager considers whether to sell a particular security when any of those factors materially change.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the turnover rate of the Fund. The portfolio manager may participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

11
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

CONCENTRATION RISK. The Fund invests more than 25% of its total assets in companies in the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile and which may entail greater risk of loss than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or industries. In addition to these general risks, the Fund may be especially susceptible to factors affecting the technology and communication sectors, such as abrupt or erratic price movements due to the rapid pace of product change and development and significant competitive pressures.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares in the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 19.

PERFORMANCE
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001     -41.94%
2002     -43.57%
2003      51.20%

Best Quarter:.   24.50%  2nd qtr. of 2003
Worst Quarter:  -41.28%  1st qtr. of 2001

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

12
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

AVERAGE ANNUAL RETURNS1                                    SINCE
AS OF DECEMBER 31, 2003                        1 YEAR   INCEPTION2
-------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . .   42.64%      -23.86%
-------------------------------------------------------------------
Class A shares - After Taxes on Distributions   42.64%      -24.51%
-------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares. . . . . . . . . . . . . .   27.72%    -19.25%3
-------------------------------------------------------------------
Class B shares. . . . . . . . . . . . . . . .   45.20%      -23.76%
-------------------------------------------------------------------
Class C shares4, 5. . . . . . . . . . . . . .   48.00%      -23.19%
-------------------------------------------------------------------
Class R shares - Before Taxes4. . . . . . . .   50.61%      -23.09%
-------------------------------------------------------------------
Institutional Service Class shares. . . . . .   51.78%      -22.22%
-------------------------------------------------------------------
Morgan Stanley High-Tech 35 Index6. . . . . .   65.39%      -19.47%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  June  30,  2000.
3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class C shares (3/1/01) and Class R shares (12/31/03) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because all of the Fund's classes of shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect he differing levels of other fees (primarily Rule 12b-1 and administrative services fees applicable to such classes.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The Morgan Stanley High-Tech 35 Index is an equal dollar-weighted index of 35 stocks in nine different technology subsectors. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                              INSTITUTIONAL
SHAREHOLDER FEES1          CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM          A        B        C        R         CLASS
YOUR INVESTMENT)          SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . .    5.75%2    None     None    None           None
---------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .    None3    5.00%4   1.00%5   None           None
---------------------------------------------------------------------------
Redemption/Exchange
Fee(as percentage
of amount redeemed
or exchanged)6 . . . . .    2.00%    2.00%    2.00%    2.00%         2.00%
---------------------------------------------------------------------------
                                                              INSTITUTIONAL
ANNUAL FUND OPERATING. .  CLASS    CLASS    CLASS    CLASS       SERVICE
EXPENSES (DEDUCTED . . .     A        B        C        R         CLASS
FROM FUND ASSETS). . . .  SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Management Fees. . . . .    0.98%    0.98%    0.98%    0.98%          0.98%
---------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .    0.25%    1.00%    1.00%    0.40%7         None
---------------------------------------------------------------------------
Other Expenses . . . . .    1.88%    1.84%    1.84%    2.04%          2.00%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .    3.11%    3.82%    3.82%    3.42%          2.98%
---------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .    1.42%    1.42%    1.42%    1.42%          1.42%
---------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)8 . . . .    1.69%    2.40%    2.40%    2.00%          1.56%

13
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

EXAMPLE

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A and Class C sales charges" beginning on page 25.
3 A contingent deferred sales charge ("CDSC") of up to 1.00% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 28, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 25.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  28.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  28.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not apply in certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 31.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, extraordinary expenses, brokerage fees, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C, Class R and Institutional Service Class shares through at least February 28, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares before GMF would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   737  $  1,354  $  1,995  $   3,705
-------------------------------------------------------------
Class B shares. . . .  $   743  $  1,336  $  2,048  $   3,736
-------------------------------------------------------------
Class C shares. . . .  $   343  $  1,036  $  1,848  $   3,963
-------------------------------------------------------------
Class R shares. . . .  $   203  $    919  $  1,657  $   3,608
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   159  $    788  $  1,442  $   3,198

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   243  $  1,036  $  1,848  $   3,736
------------------------------------------------------
Class C shares  $   243  $  1,036  $  1,848  $   3,963

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

14
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  UTILITIES  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long-term  capital  growth.

UTILITY  COMPANIES:
Companies in the utilities sector are companies that provide certain utilities and related services to the public including, but not limited to

-  Energy  sources,
-  Maintenance  services,
-  Companies  that  provide  infrastructure  for  utilities
-  Cable  television,
-  Radio,
-  Telecommunications  services,
-  Transportation  services,  and
-  Water  and  sanitary  services.

Although utility companies have traditionally paid above-average dividends, GGP's style focuses on companies that have strong growth potential rather than those paying high current dividends.

GGAMT, the Fund's investment adviser, has chosen GGP as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuer's assets, revenues or net income is related to, or derived from, the provision of utilities services or activities in utilities-related industries.

The Fund invests 25% or more of its assets in at least one of the following industry groups: energy sources, maintenance services, companies that provide infrastructure for utilities, cable television, radio, telecommunications services, transportation services, and water and sanitary services. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund primarily invests in equity securities which may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts. The Fund may also invest in bonds and preferred stocks of utility companies.

The Fund may invest in utility companies of any size. The Fund invests in securities of large companies that are well established in the utilities sector because they can be expected to grow with the market. The Fund may also invest in securities of small to mid size companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund invests its assets in investments that are tied economically to a number of countries thoughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging securities countries, the Fund will invest in companies located in those countries.

In making decisions on whether to buy or sell a security, GGP is not limited by the turnover rate of the Fund's portfolio. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP avoids those where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings growth by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.
The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

15
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  UTILITIES  FUND

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since those countries may have unstable governments, more volatile currencies and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all.

Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Funds' net asset value and total return.

CONCENTRATION RISK. The Fund invests 25% or more of its assets in companies in one or more of the industry groups listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration. In addition to these general risks, the Fund may be especially susceptible to factors affecting the utilities sector, such as substantial economic, operational, competitive, technological or regulatory changes. Increases in fuel and energy prices and prices of other natural resources have also historically limited the growth potential of utility companies.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares in the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 19.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURN  -  CLASS  A  SHARES*  (YEAR  ENDED  DECEMBER  31)

2002    -25.19%
2003     25.57%

Best Quarter:.   18.65%  2nd qtr. of 2003
Worst Quarter:  -19.30%  3rd qtr. of 2002

--------------------------------------------------------------------------------
* This annual return does not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

16
--------------------------------------------------------------------------------

FUND  SUMMARIES  -  GARTMORE  GLOBAL  UTILITIES  FUND

AVERAGE ANNUAL RETURNS1                                        SINCE
AS OF DECEMBER 31, 2003                            1 YEAR   INCEPTION2
-----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .   18.37%       -5.75%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .   18.35%       -6.00%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares . . . . . . . . . . . . . . . .   11.96%     -5.02%3
-----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .   19.53%       -5.12%
-----------------------------------------------------------------------
Class C shares - Before Taxes4. . . . . . . . . .   22.37%       -4.18%
-----------------------------------------------------------------------
Class R shares - Before Taxes5. . . . . . . . . .   24.66%       -3.65%
-----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   25.78%       -2.73%
-----------------------------------------------------------------------
MSCI World Telecommunication Services Index6. . .   25.95%       -5.13%
-----------------------------------------------------------------------
MSCI World Utilities Index7 . . . . . . . . . . .   29.31%       -0.14%
-----------------------------------------------------------------------
Composite Index8. . . . . . . . . . . . . . . . .   27.35%      -11.26%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  18,  2001.
3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 These returns until the creation of Class R shares (12/31/03) include the performance of the Fund's Class B shares. The returns have been adjusted for the fact that Class R shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Class R shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares invest in the same portfolio of securities as Class B shares.
6 The MSCI World Telecommunication Services Index is an unmanaged index representative of the stocks in the global utilities sector and is based on 23 developed market country indices. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.
7 The MSCI World Utilities Index is an unmanaged index made up of industry groups such as electric, gas, multi utilities and unregulated power and water. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.
8 The Composite Index is a combination of 60% MSCI World Telecommunications Services Index and 40% MSCI World Utilities Index.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                              INSTITUTIONAL
SHAREHOLDER FEES1          CLASS    CLASS    CLASS    CLASS      SERVICE
(PAID DIRECTLY FROM          A        B        C        R         CLASS
YOUR INVESTMENT)          SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage
of offering price) . . .   5.75%2     None     None    None           None
---------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . .    None3    5.00%4   1.00%5   None           None
---------------------------------------------------------------------------
Redemption/Exchange
Fee (as a percentage
of amount redeemed
or exchanged)6 . . . . .    2.00%    2.00%    2.00%    2.00%          2.00%
---------------------------------------------------------------------------
                                                              INSTITUTIONAL
ANNUAL FUND OPERATING. .  CLASS    CLASS    CLASS    CLASS       SERVICE
EXPENSES (DEDUCTED . . .     A        B        C        R         CLASS
FROM FUND ASSETS). . . .  SHARES   SHARES   SHARES   SHARES       SHARES
---------------------------------------------------------------------------
Management Fees. . . . .    0.80%    0.80%    0.80%    0.80%          0.80%
---------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . .    0.25%    1.00%    1.00%    0.40%7         None
---------------------------------------------------------------------------
Other Expenses . . . . .    2.15%    2.15%    2.15%    2.35%          2.15%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . .    3.20%    3.95%    3.95%    3.55%          2.95%
---------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement. . . . . .    1.75%    1.75%    1.75%    1.75%          1.75%
---------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)8 . . . .    1.45%    2.20%    2.20%    1.80%          1.20%

17
--------------------------------------------------------------------------------

FUND  SUMMARIES-GARTMORE  GLOBAL  UTILITIES  FUND

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A and Class C shares" beginning on page 25.
3 A CDSC of up to 1.00% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class C shares" on page 28, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 25.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  28.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  28.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not apply in certain other circumstances plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 31.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative service fees) from exceeding 1.20% for Class A, Class B, Class C, Class R and Institutional Service Class shares through at least February 28, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimburse-ments)" could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service Class shares before GGAMT would be required to further limit the Fund's expenses. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   714  $  1,350  $  2,009  $   3,763
-------------------------------------------------------------
Class B shares. . . .  $   723  $  1,344  $  2,082  $   3,817
-------------------------------------------------------------
Class C shares. . . .  $   323  $  1,044  $  1,882  $   4,055
-------------------------------------------------------------
Class R shares. . . .  $   183  $    926  $  1,691  $   3,703
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   122  $    747  $  1,398  $   3,146

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   223  $  1,044  $  1,882  $   3,817
------------------------------------------------------
Class C shares  $   223  $  1,044  $  1,882  $   4,055

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

18
--------------------------------------------------------------------------------

MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following additional principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The SAI contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

DEPOSITARY RECEIPTS (ALL FUNDS). A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "depositary receipts"). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the underlying securities of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

CONVERTIBLE SECURITIES (GLOBAL FINANCIAL SERVICES, GLOBAL UTILITIES, GLOBAL HEALTH SCIENCES). Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (GLOBAL FINANCIAL SERVICES, GLOBAL UTILITIES). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS (GLOBAL FINANCIAL SERVICES). Real estate investment trusts ("REITs") are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

PRINCIPAL  RISKS

SMALL CAP RISK (ALL FUNDS). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which a Fund invests may be in the technology and biotechnology industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.

19
--------------------------------------------------------------------------------

MORE  ABOUT  THE  FUNDS

In  addition,  small  cap  companies  may:

-    lack  depth  of  management
-    lack  a  proven  track  record
-    be  unable  to  generate  funds  necessary  for  growth  or  development
- be developing or marketing new products or services for which markets are not yet established and may never become established
-    market  products  or  services  which  may  become  quickly  obsolete

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (ALL FUNDS). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY - General securities market movements in any country in which a Fund has investments, are likely to affect the value of the Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS - A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the United States. These factors can reduce the amount the Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNT STANDARDS - Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

- CURRENCY - Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

20
--------------------------------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER - GLOBAL HEALTH SCIENCES AND GLOBAL TECHNOLOGY AND COMMUNICATIONS FUNDS

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of these Funds. GMF was organized in 1999 and manages mutual fund assets. As of January 30, 2004, GMF and its U.S. affiliates had approximately $38.2 billion in assets under management, of which approximately $21.7 billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The annual management fees paid by each Fund for the fiscal year ended October 31, 2003, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, are as follows:

FUND                                                 FEE
----------------------------------------------------------
Gartmore Global Health Sciences Fund . . . . . . .  1.00%*
Gartmore Global Technology and Communications Fund  0.98%*

GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND  PORTFOLIO  MANAGER:

Paul Cluskey is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Cluskey joined GMF in April 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund since its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc. as a corporate finance analyst.

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND PORTFOLIO MANAGERS: Aaron Harris, senior portfolio manager, and Chip Zhu, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments. Prior to joining GMF in April 2000, Mr. Harris was co-portfolio manager for the Nicholas-Applegate Global Technology Fund from 1998-March 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995-1997. Mr. Zhu joined GMF in November 1999. Prior to joining GMF, he was an associate in the Prudential private placement division beginning in January 1999.

INVESTMENT ADVISER - GARTMORE GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GLOBAL UTILITIES FUND

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GGAMT was organized in July 2000, and advises mutual funds and institutional separate accounts. As of January 30, 2004, GGAMT and its U.S. affiliates had over $38.2 billion in assets under management, of which $371.9 million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on the Funds' average daily net assets. The annual management fees paid by a Fund (including fees paid to a Fund's subadviser) for the fiscal year ended October 31, 2003, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, are as follows:

FUND                                      FEE
-----------------------------------------------
Gartmore Global Financial Services Fund  1.00%*
Gartmore Global Utilities Fund. . . . .  0.80%*

* Effective March 1, 2004, the contractual management fee for the Funds have been changed as follows:

FUND                                                ASSETS               FEE
----------------------------------------------------------------------------
Gartmore Global Health Sciences Fund. .  0 up to $500 million          1.00%
                                         500 million up to $2 billion  0.95%
                                         $2 billion and more           0.90%
----------------------------------------------------------------------------
Gartmore Global Technology and. . . . .  0 up to $500 million          0.98%
Communications Fund . . . . . . . . . .  500 million up to $2 billion  0.93%
                                         $2 billion and more           0.88%
----------------------------------------------------------------------------
Gartmore Global Financial Services Fund  0 up to $500 million          1.00%
                                         500 million up to $2 billion  0.95%
                                         $2 billion and more           0.90%
----------------------------------------------------------------------------
Gartmore Global Utilities Fund. . . . .  0 up to $500 million          0.80%
                                         500 million up to $2 billion  0.75%
                                         $2 billion and more           0.70%

SUBADVISER FOR THE GARTMORE GLOBAL FINANCIAL SERVICES AND GARTMORE GLOBAL UTILITIES FUNDS

Gartmore Global Partners ("GGP"), 1200 River Road, Conshohocken, Pennsylvania 19428 is the subadviser to the Funds. Subject to the supervision of GGAMT and the Board of Trustees, GGP manages the Funds' assets in accordance with the Funds' investment objectives and strategies. GGP makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP offers international investment capabilities on behalf of the Gartmore Group to the U.S. institutional market place. Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company's asset management business, represents a unified global marketing and investment platform featuring 10 affiliated investment advisers including GGP. Collectively, these affiliates (located in the U.S., U.K. and Japan) have over $90.1 billion in net assets under management as of December 31, 2003, of which $1.1 billion is managed by GGP.

21
--------------------------------------------------------------------------------

MANAGEMENT

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Fund's average daily net assets. The annual management fees paid by GGAMT for the fiscal year ended October 31, 2003, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, are as follows:

FUND                                      FEE
----------------------------------------------
Gartmore Global Financial Services Fund  0.50%
Gartmore Global Utilities Fund. . . . .  0.40%

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager.

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND  PORTFOLIO
MANAGEMENT: A team of portfolio managers from GGP is responsible for the day-to-day management of the Fund.

GARTMORE GLOBAL UTILITIES FUND PORTFOLIO MANAGEMENT: A team of portfolio managers from GGP is responsible for the day-today management of the Fund.

22
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class R, and Institutional Service Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

-    Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
- Class C shares if you sell your shares within one year of purchase No Sales Charges on Class R or Institutional Service Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A and Institutional Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.

For investors who are eligible to purchase Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B, Class C or Class R shares.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


CLASS A SHARES                         CLASS B SHARES                        CLASS C SHARES
--------------------------------------------------------------------------------------------
Front-end sales charge                                          No front-end sales
means that a portion of. . .  No front-end sales charge,        charge, so your full
your initial investment goes  so your full investment           investment immediately
toward the sales charge, . .  immediately goes toward           goes toward buying
and is not invested. . . . .  buying shares                     shares
--------------------------------------------------------------------------------------------
Reductions and waivers . . .  No reductions of the CDSC         Like Class B shares, no
of the sales charge. . . . .  available, but waivers available  reductions of the CDSC
available                                                       are available, but waivers
                                                                of CDSC are available
--------------------------------------------------------------------------------------------
Lower expenses than. . . . .  Higher distribution and service   Higher distribution and
Class B and Class C. . . . .  fees than Class A shares mean     service fees than Class A
shares mean higher . . . . .  higher fund expenses and lower    shares mean higher fund
dividends per share. . . . .  dividends per share               expenses and lower dividends
                                                                per share
--------------------------------------------------------------------------------------------
Conversion features. . . . .  After seven years, Class B        Unlike Class B shares,
are not applicable . . . . .  Shares convert into Class A       Class C shares do not
                              shares, which reduces your        automatically convert into
                              future fund expenses              another class
--------------------------------------------------------------------------------------------
No sales charge when . . . .  CDSC if shares are sold           CDSC of 1% is applicable if
shares are sold back to. . .  within six years: 5% in the       shares are sold in the first
a Fund1. . . . . . . . . . .  first year, 4% in the second,     year after purchase
                              3% in the third and fourth
                              years, 2% in the fifth, and
                              1% in the sixth year
--------------------------------------------------------------------------------------------
No maximum investment. . . .  Investments of $100,000           Investments of $1,000,000 or
limit. . . . . . . . . . . .  or more may be rejected           more may be rejected2

--------------------------------------------------------------------------------
1 A CDSC of up to 1.00% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

23
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Institutional Service Class and Class R shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

     Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

     Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES  (continued)

- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Institutional Service Class of any of the Funds, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day

24
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

MINIMUM INVESTMENTS-CLASS A, B & C SHARES

To open an account (per Fund). . . . . . .  $ 2,000
---------------------------------------------------
To open an IRA account
(per Fund) . . . . . . . . . . . . . . . .  $ 1,000
---------------------------------------------------
Additional investments
(per Fund) . . . . . . . . . . . . . . . .  $   100
---------------------------------------------------
To start an Automatic Asset
Accumulation Plan. . . . . . . . . . . . .  $ 1,000
---------------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction. . . . . . . . . . . . . .  $    50
---------------------------------------------------

MINIMUM INVESTMENTS-INSTITUTIONAL SERVICE
CLASS SHARES

To open an account
(per Fund) . . . . . . . . . . . . . . . .  $50,000
---------------------------------------------------
Additional investments . . . . . . . . . .     None
---------------------------------------------------

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV. Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next calculation of the Fund's NAV.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The chart below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES          SALES        CHARGE         DEALER
                        AS %           OF         COMMISSION
                                     AMOUNT         AS % OF
                      OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE      PRICE    (APPROXIMATELY)     PRICE
------------------------------------------------------------
Less than $50,000. .     5.75%            6.10%        5.00%
------------------------------------------------------------
50,000 to $99,999 .      4.75             4.99         4.00
------------------------------------------------------------
100,000 to $249,999      3.50             3.63         3.00
------------------------------------------------------------
250,000 to $499,999      2.50             2.56         2.00
------------------------------------------------------------
500,000 to $999,999      2.00             2.04         1.75
------------------------------------------------------------
1 million or more .      None             None         None*

*  Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

25
------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Gartmore Funds which have Class D shares)
-    Retirement  plans.
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    Any  investment  advisory  clients  of  GMF,  GSACT  and  their affiliates
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional  investors eligible for sales charge waivers may be found in the SAI.

26
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920, and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.
Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

27
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

AMOUNT OF         $1 MILLION       $4 MILLION     $25 MILLION
PURCHASE         TO $3,999,999    TO 24,999,999     OR MORE
--------------------------------------------------------------
Amount of CDSC            1.00%            0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

28
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 34.

You can request the sale of your Class A, Class B, or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B, and Class C shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Class R shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, Class B or Class C shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

29
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:

FUND/CLASS      AS A % OF DAILY NET ASSETS
---------------------------------------------------
Class A shares  0.25% (distribution or service fee)
---------------------------------------------------
Class B shares  1.00% (0.25% service fee)
---------------------------------------------------
Class C shares  1.00% (0.25% service fee)
---------------------------------------------------
Class R shares  0.50% (0.25%
                of which may be either a
                distribution or service fee)

Institutional  Service  Class  shares  pay  no  Rule  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore

Funds, but you cannot exchange Class A shares for Class B or Class C shares of another Fund.

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 34.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within the Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C, and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

30
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 27 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

Each of the Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds (including the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

FUND EXCHANGE                             FEE
----------------------------------------------
Gartmore Emerging Markets Fund. . . . .  2.00%
Gartmore Focus Fund . . . . . . . . . .  2.00%
Gartmore Global Financial Services Fund  2.00%
Gartmore Global Health Sciences Fund. .  2.00%
Gartmore Global Technology and
Communications Fund . . . . . . . . . .  2.00%
Gartmore Global Utilities Fund. . . . .  2.00%
Gartmore International Growth Fund. . .  2.00%
Gartmore Long-Short Equity Plus Fund. .  2.00%
Gartmore Nationwide Leaders Fund. . . .  2.00%
Gartmore U.S. Growth Leaders Fund . . .  2.00%
Gartmore Worldwide Leaders Fund . . . .  2.00%
Gartmore Micro Cap Equity Fund .. . . .  1.50%
Gartmore Mid Cap Growth Fund. . . . . .  1.50%
Gartmore Millennium Growth Fund . . . .  1.50%
Gartmore Small Cap Fund . . . . . . . .  1.50%
Gartmore Value Opportunities Fund . . .  1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

31
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  redemption  or  exchange  fee  does  not  apply  to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply.
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

32
--------------------------------------------------------------------------------

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding periods are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING YOUR DISTRIBUTION OPTION If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

33
--------------------------------------------------------------------------------

DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

34
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 has been audited by Pricewaterhouse-Coopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

34
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

                                                               INVESTMENT ACTIVITIES
                                     --------------------------------------------------------
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL
                                     ASSET VALUE,        NET           GAINS         FROM
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .  $       10.00          0.04          (1.12)       (1.08)
Year Ended October 31, 2003 . . . .  $        8.92          0.07           2.83         2.90

CLASS B SHARES
Period Ended October 31, 2002 (d) .  $       10.00         (0.02)         (1.11)       (1.13)
Year Ended October 31, 2003 . . . .  $        8.87          0.01           2.79         2.80

CLASS C SHARES
Period Ended October 31, 2002 (d) .  $       10.00         (0.02)         (1.11)       (1.13)
Year Ended October 31, 2003 . . . .  $        8.87          0.01           2.79         2.80

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .  $       10.00          0.06          (1.12)       (1.06)
Year Ended October 31, 2003 . . . .  $        8.94          0.11           2.83         2.94

                                           DISTRIBUTIONS
                                     --------------------------------------------------------
                                                                       NET
                                         NET                      ASSET VALUE,
                                     INVESTMENT       TOTAL          END OF         TOTAL
                                       INCOME     DISTRIBUTIONS      PERIOD       RETURN (A)
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .           -               -   $        8.92  (10.78%) (e)
Year Ended October 31, 2003 . . . .       (0.02)          (0.02)  $       11.80        32.59%

CLASS B SHARES
Period Ended October 31, 2002 (d) .           -               -   $        8.87  (11.30%) (e)
Year Ended October 31, 2003 . . . .           -               -   $       11.67        31.60%

CLASS C SHARES
Period Ended October 31, 2002 (d) .           -               -   $        8.87  (11.30%) (e)
Year Ended October 31, 2003 . . . .           -               -   $       11.67        31.60%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .           -               -   $        8.94  (10.57%) (e)
Year Ended October 31, 2003 . . . .       (0.03)          (0.03)  $       11.85        32.95%


                                                               RATIOS  /  SUPPLEMENTAL  DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .  $        675    1.66% (f)      0.47% (f)        3.76% (f)        (1.63%) (f)       102.39%
Year Ended October 31, 2003 . . . .  $      1,228        1.65%          0.81%            2.78%            (0.33%)       256.82%

CLASS B SHARES
Period Ended October 31, 2002 (d) .  $        672    2.38% (f)    (0.25%) (f)        4.51% (f)        (2.38%) (f)       102.39%
Year Ended October 31, 2003 . . . .  $        906        2.40%          0.08%            3.67%            (1.20%)       256.82%

CLASS C SHARES
Period Ended October 31, 2002 (d) .  $        665    2.38% (f)    (0.25%) (f)        4.51% (f)        (2.38%) (f)       102.39%
Year Ended October 31, 2003 . . . .  $        883        2.40%          0.08%            3.68%            (1.20%)       256.82%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .  $        671    1.40% (f)      0.73% (f)        3.51% (f)        (1.38%) (f)       102.39%
Year Ended October 31, 2003 . . . .  $        892        1.40%          1.08%            2.68%            (0.20%)       256.82%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(e)  Not  annualized.
(f)  Annualized.

See  notes  to  financial  statements.

36
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

                                                               INVESTMENT ACTIVITIES
                                     --------------------------------------------------------
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL
                                     ASSET VALUE,        NET           GAINS         FROM
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2001 (d) .  $       10.00         (0.03)         (0.63)       (0.66)
Year Ended October 31, 2002 . . . .  $        9.33         (0.06)         (0.97)       (1.03)
Year Ended October 31, 2003 . . . .  $        8.30         (0.05)          1.99         1.94

CLASS B SHARES
Period Ended October 31, 2001 (d) .  $       10.00         (0.09)         (0.62)       (0.71)
Year Ended October 31, 2002 . . . .  $        9.29         (0.15)         (0.93)       (1.08)
Year Ended October 31, 2003 . . . .  $        8.21         (0.13)          1.98         1.85

CLASS C SHARES
Period Ended October 31, 2002 (e) .  $        7.92         (0.01)          0.30         0.29
Year Ended October 31, 2003 . . . .  $        8.21         (0.12)          1.98         1.86

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2001 (d) .  $       10.00         (0.01)         (0.62)       (0.63)
Year Ended October 31, 2002 . . . .  $        9.36         (0.04)         (0.97)       (1.01)
Year Ended October 31, 2003 . . . .  $        8.35         (0.04)          2.01         1.97

                                         DISTRIBUTIONS
                                     ----------------------------------------------------
                                                                    NET
                                      RETURN                   ASSET VALUE,
                                        OF         TOTAL          END OF         TOTAL
                                     CAPITAL   DISTRIBUTIONS      PERIOD      RETURN (A)
                                     ----------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2001 (d) .    (0.01)          (0.01)  $        9.33  (6.61%) (f)
Year Ended October 31, 2002 . . . .        -               -   $        8.30     (11.04%)
Year Ended October 31, 2003 . . . .        -               -   $       10.24       23.37%

CLASS B SHARES
Period Ended October 31, 2001 (d) .        -               -   $        9.29  (7.10%) (f)
Year Ended October 31, 2002 . . . .        -               -   $        8.21     (11.63%)
Year Ended October 31, 2003 . . . .        -               -   $       10.06       22.53%

CLASS C SHARES
Period Ended October 31, 2002 (e) .        -               -   $        8.21    3.66% (f)
Year Ended October 31, 2003 . . . .        -               -   $       10.07       22.66%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2001 (d) .    (0.01)          (0.01)  $        9.36  (6.25%) (f)
Year Ended October 31, 2002 . . . .        -               -   $        8.35     (10.79%)
Year Ended October 31, 2003 . . . .        -               -   $       10.32       23.59%

                                                  RATIOS / SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2001 (d) .  $        779    1.53% (g)    (0.55%) (g)        6.84% (g)        (5.86%) (g)       754.05%
Year Ended October 31, 2002 . . . .  $      1,538        1.60%        (0.99%)            3.10%            (2.49%)       893.80%
Year Ended October 31, 2003 . . . .  $      4,087        1.57%        (0.75%)            2.29%            (1.47%)       570.16%

CLASS B SHARES
Period Ended October 31, 2001 (d) .  $        774    2.13% (g)    (1.15%) (g)        7.61% (g)        (6.63%) (g)       754.05%
Year Ended October 31, 2002 . . . .  $        730        2.28%        (1.71%)            4.00%            (3.43%)       893.80%
Year Ended October 31, 2003 . . . .  $        899        2.25%        (1.41%)            3.06%            (2.22%)       570.16%

CLASS C SHARES
Period Ended October 31, 2002 (e) .  $         58    2.25% (g)    (1.69%) (g)        2.80% (g)        (2.24%) (g)       893.80%
Year Ended October 31, 2003 . . . .  $        130        2.25%        (1.45%)            2.96%            (2.16%)       570.16%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2001 (d) .  $        781    1.10% (g)    (0.13%) (g)        6.59% (g)        (5.62%) (g)       754.05%
Year Ended October 31, 2002 . . . .  $      1,403        1.27%        (0.66%)            2.85%            (2.24%)       893.80%
Year Ended October 31, 2003 . . . .  $      3,746        1.42%        (0.61%)            2.12%            (1.31%)       570.16%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 2000 (commencement of operations) through October 31, 2001.
(e) For the period from September 23, 2002 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

37
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

                                                               INVESTMENT ACTIVITIES
                                     --------------------------------------------------------
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL
                                     ASSET VALUE,        NET           GAINS         FROM
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $       10.00         (0.02)          1.14         1.12
Year Ended October 31, 2001 . . . .  $       11.12         (0.06)         (6.41)       (6.47)
Year Ended October 31, 2002 . . . .  $        4.02         (0.04)         (1.35)       (1.39)
Year Ended October 31, 2003 (e) . .  $        2.63         (0.04)          1.27         1.23

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $       10.00         (0.06)          1.15         1.09
Year Ended October 31, 2001 . . . .  $       11.09         (0.09)         (6.40)       (6.49)
Year Ended October 31, 2002 . . . .  $        3.97         (0.07)         (1.32)       (1.39)
Year Ended October 31, 2003 (e) . .  $        2.58         (0.06)          1.25         1.19

CLASS C SHARES
Period Ended October 31, 2001 (f) .  $        5.37         (0.02)         (1.36)       (1.38)
Year Ended October 31, 2002 . . . .  $        3.99         (0.08)         (1.31)       (1.39)
Year Ended October 31, 2003 (e) . .  $        2.60         (0.06)          1.25         1.19

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00         (0.03)          1.15         1.12
Year Ended October 31, 2001 . . . .  $       11.12         (0.04)         (6.39)       (6.43)
Year Ended October 31, 2002 . . . .  $        4.06         (0.03)         (1.37)       (1.40)
Year Ended October 31, 2003 (e) . .  $        2.66         (0.04)          1.30         1.26

                                          DISTRIBUTIONS
                                     ------------------------------------------------------
                                                                     NET
                                        NET                     ASSET VALUE,
                                     REALIZED       TOTAL          END OF         TOTAL
                                       GAINS    DISTRIBUTIONS      PERIOD       RETURN (A)
                                     ------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .         -               -   $       11.12    11.20% (g)
Year Ended October 31, 2001 . . . .     (0.63)          (0.63)  $        4.02      (60.93%)
Year Ended October 31, 2002 . . . .         -               -   $        2.63  (34.58%) (i)
Year Ended October 31, 2003 (e) . .         -               -   $        3.86        46.77%

CLASS B SHARES
Period Ended October 31, 2000 (d) .         -               -   $       11.09    10.90% (g)
Year Ended October 31, 2001 . . . .     (0.63)          (0.63)  $        3.97      (61.30%)
Year Ended October 31, 2002 . . . .         -               -   $        2.58  (35.01%) (i)
Year Ended October 31, 2003 (e) . .         -               -   $        3.77        46.12%

CLASS C SHARES
Period Ended October 31, 2001 (f) .         -               -   $        3.99  (25.70%) (g)
Year Ended October 31, 2002 . . . .         -               -   $        2.60  (34.84%) (i)
Year Ended October 31, 2003 (e) . .         -               -   $        3.79        45.77%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .         -               -   $       11.12    11.20% (g)
Year Ended October 31, 2001 . . . .     (0.63)          (0.63)  $        4.06      (60.58%)
Year Ended October 31, 2002 . . . .         -               -   $        2.66  (34.48%) (i)
Year Ended October 31, 2003 (e) . .         -               -   $        3.92        47.37%

                                                  RATIOS / SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $      4,602    1.73% (h)    (1.07%) (h)        4.43% (h)        (3.77%) (h)       149.08%
Year Ended October 31, 2001 . . . .  $      2,038        1.73%        (1.05%)            6.38%            (5.70%)       922.33%
Year Ended October 31, 2002 . . . .  $      1,514        1.69%        (1.37%)            2.56%            (2.24%)       944.01%
Year Ended October 31, 2003 (e) . .  $      3,303        1.69%        (1.38%)            2.96%            (2.64%)      1136.72%

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $      2,275    2.33% (h)    (1.69%) (h)        5.18% (h)        (4.54%) (h)       149.08%
Year Ended October 31, 2001 . . . .  $      1,137        2.33%        (1.66%)            7.21%            (6.54%)       922.33%
Year Ended October 31, 2002 . . . .  $        780        2.38%        (2.02%)            3.32%            (2.96%)       944.01%
Year Ended October 31, 2003 (e) . .  $      1,196        2.40%        (2.07%)            3.73%            (3.40%)      1136.72%

CLASS C SHARES
Period Ended October 31, 2001 (f) .  $         29    2.33% (h)    (1.79%) (h)        9.94% (h)        (9.40%) (h)       922.33%
Year Ended October 31, 2002 . . . .  $         17        2.38%        (1.83%)            3.40%            (2.85%)       944.01%
Year Ended October 31, 2003 (e) . .  $         39        2.40%        (2.10%)            3.65%            (3.35%)      1136.72%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $      1,854    1.40% (h)    (0.76%) (h)        4.17% (h)        (3.53%) (h)       149.08%
Year Ended October 31, 2001 . . . .  $        730        1.40%        (0.70%)            5.70%            (5.00%)       922.33%
Year Ended October 31, 2002 . . . .  $        843        1.41%        (1.37%)            2.08%            (2.04%)       944.01%
Year Ended October 31, 2003 (e) . .  $      5,006        1.58%        (1.29%)            2.65%            (2.36%)      1136.72%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)  Not  annualized.
(h)  Annualized.
(i) The total returns shown include losses realized on the disposal of investments that were reimbursed by the adviser, which otherwise would have reduced total returns by 0.54%, 0.60%, 0.89%, and 0.38% for Class A, Class B, Class C and Institutional Service Class shares, respectively.
See  notes  to  financial  statements.

38
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GLOBAL  UTILITIES  FUND

                                                               INVESTMENT ACTIVITIES
                                     --------------------------------------------------------
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL
                                     ASSET VALUE,        NET           GAINS         FROM
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .  $       10.00           0.11         (2.85)       (2.74)
Year Ended October 31, 2003 . . . .  $        7.20           0.07          1.06         1.13

CLASS B SHARES
Period Ended October 31, 2002 (d) .  $       10.00           0.05         (2.84)       (2.79)
Year Ended October 31, 2003 . . . .  $        7.18           0.02          1.05         1.07

CLASS C SHARES
Period Ended October 31, 2002 (d) .  $       10.00           0.05         (2.84)       (2.79)
Year Ended October 31, 2003 . . . .  $        7.18           0.02          1.05         1.07

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .  $       10.00           0.13         (2.85)       (2.72)
Year Ended October 31, 2003 . . . .  $        7.21           0.09          1.06         1.15

                                           DISTRIBUTIONS
                                     --------------------------------------------------------
                                                                       NET
                                         NET                      ASSET VALUE,
                                     INVESTMENT       TOTAL          END OF         TOTAL
                                       INCOME     DISTRIBUTIONS      PERIOD       RETURN (A)
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .       (0.06)          (0.06)  $        7.20  (27.46%) (e)
Year Ended October 31, 2003 . . . .       (0.05)          (0.05)  $        8.28        15.80%

CLASS B SHARES
Period Ended October 31, 2002 (d) .       (0.03)          (0.03)  $        7.18  (27.93%) (e)
Year Ended October 31, 2003 . . . .       (0.03)          (0.03)  $        8.22        14.92%

CLASS C SHARES
Period Ended October 31, 2002 (d) .       (0.03)          (0.03)  $        7.18  (27.93%) (e)
Year Ended October 31, 2003 . . . .       (0.03)          (0.03)  $        8.22        14.92%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .       (0.07)          (0.07)  $        7.21  (27.27%) (e)
Year Ended October 31, 2003 . . . .       (0.06)          (0.06)  $        8.30        16.10%

                                                  RATIOS / SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .  $        547    1.46% (f)      1.46% (f)        3.96% (f)        (1.04%) (f)       146.88%
Year Ended October 31, 2003 . . . .  $        734        1.45%          0.96%            3.06%            (0.65%)       112.34%

CLASS B SHARES
Period Ended October 31, 2002 (d) .  $        544    2.18% (f)      0.75% (f)        4.71% (f)        (1.78%) (f)       146.88%
Year Ended October 31, 2003 . . . .  $        625        2.20%          0.25%            3.89%            (1.44%)       112.34%

CLASS C SHARES
Period Ended October 31, 2002 (d) .  $        541    2.18% (f)      0.75% (f)        4.71% (f)        (1.78%) (f)       146.88%
Year Ended October 31, 2003 . . . .  $        623        2.20%          0.25%            3.89%            (1.44%)       112.34%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .  $        545    1.20% (f)      1.72% (f)        3.71% (f)        (0.79%) (f)       146.88%
Year Ended October 31, 2003 . . . .  $        633        1.20%          1.25%            2.89%            (0.44%)       112.34%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

39
--------------------------------------------------------------------------------

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

--------------------------------------------------------------------------------

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

GG-0007  3/04

--------------------------------------------------------------------------------
GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

--------------------------------------------------------------------------------